Supplemental Balance Sheet Information - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Balance Sheet Information Disclosures [Abstract]
Prepaid research and development expenses	$ 828	$ 4,509	$ 4,496
Tax incentive refund, net of reserve	0	269	2,697
Prepaid insurance	1,221	999	112
Prepaid compensation benefits	6	327	575
Other current assets	805	1,008	1,698
Prepaid expenses and other current assets	$ 2,860	$ 7,112	$ 9,578